Financial instruments: valuation - Hierarchy of assets (Details) - At fair value - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair value of assets
Assets	£ 142,163	£ 153,862
Trading loans
Fair value of assets
Assets	26,238	33,597
Trading securities
Fair value of assets
Assets	19,736	11,954
Interest rate
Fair value of assets
Assets	40,925	44,563
Foreign exchange
Fair value of assets
Assets	26,446	34,161
Other derivatives
Fair value of assets
Assets	143	180
Other loans
Fair value of assets
Assets	768	765
Other securities
Fair value of assets
Assets	27,907	28,642
Level 1
Fair value of assets
Assets	£ 33,066	£ 26,296
As a % of total fair value assets	23.00%	17.00%
Level 1 | Trading securities
Fair value of assets
Assets	£ 15,097	£ 8,447
Level 1 | Interest rate
Fair value of assets
Assets		1
Level 1 | Other securities
Fair value of assets
Assets	17,969	17,848
Level 2
Fair value of assets
Assets	£ 107,441	£ 125,605
As a % of total fair value assets	76.00%	82.00%
Level 2 | Trading loans
Fair value of assets
Assets	£ 26,008	£ 33,388
Level 2 | Trading securities
Fair value of assets
Assets	4,639	3,493
Level 2 | Interest rate
Fair value of assets
Assets	40,364	43,912
Level 2 | Foreign exchange
Fair value of assets
Assets	26,314	34,096
Level 2 | Other derivatives
Fair value of assets
Assets	74	72
Level 2 | Other loans
Fair value of assets
Assets	352	108
Level 2 | Other securities
Fair value of assets
Assets	9,690	10,536
Level 3
Fair value of assets
Assets	£ 1,656	£ 1,961	£ 2,105	£ 2,333
As a % of total fair value assets	1.00%	1.00%
Level 3 | Trading loans
Fair value of assets
Assets	£ 230	£ 209
Level 3 | Trading securities
Fair value of assets
Assets		14
Level 3 | Interest rate
Fair value of assets
Assets	561	650
Level 3 | Foreign exchange
Fair value of assets
Assets	132	65
Level 3 | Other derivatives
Fair value of assets
Assets	69	108
Level 3 | Other loans
Fair value of assets
Assets	416	657
Level 3 | Other securities
Fair value of assets
Assets	£ 248	£ 258